SELECTED STATEMENTS OF INCOME DATA (Schedule of Research and Development Costs, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement Related Disclosures [Abstract]
Total costs	$ 151,698	$ 132,039	$ 125,952
Less - grants and participations	(1,668)	(2,174)	(2,455)
Less - capitalization of software development costs	(8,502)	(1,380)	(356)
Research and development, net	$ 141,528	$ 128,485	$ 123,141